Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Common Stock Reserved for Future Issuance

The Company has the following shares of common stock reserved for future issuance, on an as-if converted basis:

	March 31,	December 31,
	2022	2021
Conversion of convertible preferred stock	—	86,815,192
Warrants to purchase convertible preferred stock	—	3,540,546
Warrants to purchase common stock	3,774,437	233,891
Shares available for grant under 2018 Plan	—	1,133,920
Stock options issued and outstanding under 2018 Plan	14,960,960	15,712,433
Shares available for grant under 2022 Plan	12,899,504	—
Stock options issued and outstanding under 2022 Plan	—	—
Shares available for grant under 2022 ESPP	4,072,000	—
Outstanding Private Placement Warrants	7,386,667	—
Outstanding Public Warrants	18,466,604	—
Total shares of common stock reserved	61,560,172	107,435,982

Schedule of Stock Option Activity

		Weighted	Weighted-
		Average Exercise	Averages Life	Aggregate
	Stock Options	Price	(Years)	Intrinsic Value
Balance as of December 31, 2021	5,031,310	$6.85	9.2 years	$120,491
Retroactive application of recapitalization	10,681,124	$(4.66)
Balance as of December 31, 2021	15,712,434	$2.19
Exercised	(194,977)	$0.54
Cancelled/Forfeited/Expired	(556,497)	$0.63
Balance as of March 31, 2022	14,960,960	$2.27	8.7 years	$472,858
Vested and exercisable as of March 31, 2022	4,549,923	$0.80	8.0 years	$150,512

Schedule of Valuation Assumptions Using Black-Scholes

Fair value of common stock	$6.11
Expected term (years)	5.3
Expected volatility	40.0%
Risk-free interest rate	0.7%
Expected dividend yield	0.0%

	2021	2020
Fair value of common stock	$8.80 – $21.29	$3.41 – $6.59
Expected term (years)	5.1 – 7.0	5.0 – 6.2
Expected volatility	40.0% – 41.4%	37.0% – 41.7%
Risk-free interest rate	0.7% –1.3%	0.3% – 0.8%
Expected dividend yield	0.0%	0.0%